PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsored Plans by Type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
VISAO Plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Contributions made by the Company	R$ 43,702	R$ 37,879